Inventories	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
Inventories

14 Inventories

Inventories are analysed as follows:

	31/12/22	31/12/21
Leather and other raw materials	27,003	27,006
Goods in process	10,464	14,090
Finished goods	32,653	39,115
Total	70,120	80,211

The following tables summarise the changes to the provision for slow moving and obsolete raw materials and finished goods included in inventories for the years ended December 31, 2022 and 2021.

	31/12/22	31/12/21
Balance at beginning of year	15,568	13,059
Additions	1,819	3,413
Reductions	(981)	(904)
Balance at end of year	16,406	15,568

The additions and reductions are included in “cost of sales”.

For the years ended December 31, 2022, 2021 and 2020, inventories of 190,023, 168,492 and 126,580, respectively, were recognised as an expense and included in “cost of sales” (see note 32).

There are no pledged inventories that could be limited in their availability.